Organization and Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Description Of Valuation Change Of Real Estate Related Assets	The independent fiduciary must also approve any valuation change of real estate-related assets where a property's value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month.
Maximum Percentage Of Average Net Assets For All Account Level Expenses	2.50%
Restricted Cash and Cash Equivalents (in Dollars)	$ 61.4	$ 44.0